Mining Equipment, Net (Details) - Gryphon Digital Mining, Inc. [Member]	9 Months Ended
Sep. 30, 2021 USD ($)
Mining Equipment, Net (Details) [Line Items]
Mining equipment, description	As of September 30, 2021, mining equipment consisted of 309 and 287 operational and nonoperational, respectively, bitcoin mining machines.
Mining machines operational	$ 1,888,000
Mining machines nonoperational	1,768,000
Cost of Mining machines	3,656,000
Mining equipment accumulated depreciation	$ 26,000